Note 10 – Notes Payable, Net (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes and Loans Payable		$ 1,600,000	$ 4,700,000
Total Notes Outstanding [Member]
Short-Term Debt [Line Items]
Notes and Loans Payable	36,400,527	32,338,642	25,163,642
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 53,125	109,375	$ 0
Total Notes Outstanding Two [Member]
Short-Term Debt [Line Items]
Notes and Loans Payable		$ 32,229,267